ACQUISITIONS AND OTHER ARRANGEMENTS - Other Business Acquisitions (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions And Collaborations [Line Items]
Estimated useful lives					10 years
Licensing Agreements
Acquisitions And Collaborations [Line Items]
Payment to acquire the rights				$ 22
Payments for development regulatory and commercial milestones				44
Developed Technology Rights Acquisition
Acquisitions And Collaborations [Line Items]
Reacquired license rights fair value total					$ 80
Developed Technology Rights | Developed Technology Rights Acquisition
Acquisitions And Collaborations [Line Items]
Estimated useful lives			11 years
Asset acquisition, consideration transferred				73
Other Acquisitions
Acquisitions And Collaborations [Line Items]
Consideration transferred				18	10	$ 36
Development and regulatory milestone payments, maximum		$ 25		25
GlaxoSmithKline | Transderm Scop | Forecast
Acquisitions And Collaborations [Line Items]
Cash consideration transferred	$ 55
Maximum contingent future payments	$ 30
Caelyx and Doxil
Acquisitions And Collaborations [Line Items]
Cash consideration transferred		325
Celerity Pharmaceutical LLC
Acquisitions And Collaborations [Line Items]
Maximum contingent future payments		77		$ 77
Payment to acquire the rights					$ 86	$ 72
Celerity Pharmaceutical LLC | Minimum
Acquisitions And Collaborations [Line Items]
Loss on acquisition		30
Celerity Pharmaceutical LLC | Maximum
Acquisitions And Collaborations [Line Items]
Loss on acquisition		$ 60
Celerity Pharmaceutical LLC | Developed Technology Rights
Acquisitions And Collaborations [Line Items]
Estimated useful lives				12 years